Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of movements in right-of-use assets

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2024	125,823	726	126,549
Additions, net	52,598	567	53,165
Depreciation	(48,638)	(480)	(49,118)
Impairment loss	(706)	—	(706)
As of December 31, 2024	129,077	813	129,890
Additions, net	191	98	289
Depreciation	(54,122)	(490)	(54,612)
Impairment loss	(20,607)	—	(20,607)
As of December 31, 2025	54,539	421	54,960

Schedule of impairment loss recognized for right-of-use vessels

	As of December 31, 2025
Right-of-use vessel	Impairment loss	Recoverable amount
GasLog Shanghai	(5,561)	7,967
GasLog Santiago	(7,972)	20,996
GasLog Sydney	(7,074)	25,576
Total	(20,607)	54,539

Schedule of analysis of lease liabilities

	Lease Liabilities
	2024	2025
As of January 1,	93,908	107,593
Additions, net	47,548	98
Interest expense on leases (Note 13)	4,662	4,946
Payments	(38,525)	(47,725)
As of December 31,	107,593	64,912
Lease liabilities—current portion	42,741	38,679
Lease liabilities—non-current portion	64,852	26,233
Total	107,593	64,912